INCOME TAXES - DEFERRED INCOME TAXES (Details) - USD ($) $ in Millions	Dec. 31, 2016	Dec. 31, 2015
Deferred Tax Liabilities, Gross [Abstract]
Differences in financial and tax bases of fixed assets, investments and other assets	$ 6,111	$ 5,283
Regulatory balancing accounts	783	745
Property taxes	63	61
Other deferred income tax liabilities	143	100
Total deferred income tax liabilities	7,100	6,189
Deferred Tax Assets, Gross [Abstract]
Tax credits	431	381
Net operating losses	2,304	1,856
Compensation-related items	252	252
Postretirement benefits	434	446
Other deferred income tax assets	87	179
Accrued expenses not yet deductible	112	72
Deferred income tax assets before valuation allowances	3,620	3,186
Less: valuation allowances	31	34
Total deferred income tax assets	3,589	3,152
Net deferred income tax liability	3,511	3,037
Deferred income tax asset, noncurrent	234	120
Deferred income tax liabilities, noncurrent	3,745	3,157
Parent Company [Member]
Deferred Tax Assets, Gross [Abstract]
Deferred income tax asset, noncurrent	2,570	2,188
San Diego Gas and Electric Company [Member]
Deferred Tax Liabilities, Gross [Abstract]
Differences in financial and tax bases of fixed assets, investments and other assets	2,549	2,392
Regulatory balancing accounts	379	234
Property taxes	42	42
Other deferred income tax liabilities	10	5
Total deferred income tax liabilities	2,980	2,673
Deferred Tax Assets, Gross [Abstract]
Tax credits	27	9
Net operating losses	0	0
Compensation-related items	8	11
Postretirement benefits	98	90
Other deferred income tax assets	11	9
State income taxes	0	46
Accrued expenses not yet deductible	7	36
Total deferred income tax assets	151	201
Net deferred income tax liability	2,829	2,472
Deferred income tax liabilities, noncurrent	2,829	2,472
Southern California Gas Company [Member]
Deferred Tax Liabilities, Gross [Abstract]
Differences in financial and tax bases of fixed assets, investments and other assets	1,699	1,473
Regulatory balancing accounts	411	515
Property taxes	21	20
Other deferred income tax liabilities	4	5
Total deferred income tax liabilities	2,135	2,013
Deferred Tax Assets, Gross [Abstract]
Tax credits	17	16
Net operating losses	83	110
Compensation-related items	32	42
Postretirement benefits	244	268
Other deferred income tax assets	11	12
State income taxes	19	13
Accrued expenses not yet deductible	20	20
Total deferred income tax assets	426	481
Net deferred income tax liability	1,709	1,532
Deferred income tax liabilities, noncurrent	$ 1,709	$ 1,532